Capital Stock - Series C Preferred Stock Transactions - Additional Information (Detail) - $ / shares										3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jun. 26, 2014	May. 29, 2014	Mar. 12, 2013	Jan. 22, 2013	Mar. 09, 2012	Sep. 23, 2008	Aug. 20, 2008	Jun. 30, 2015	Jun. 30, 2015 [1]	Dec. 31, 2014		Dec. 31, 2013
Class of Stock [Line Items]
Number of shares of common stock sold	29,630	40,000	36,667	22,223	33,334	67,500
Sales price per share	$ 0.09	$ 0.10
Convertible preferred stock, conversion price							$ 60.00
Common Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock sold												184,000	[1]	37,991,000
Issuance of common stock from conversion of Series C preferred stock, shares						8,000,000				162,000	162,000	60,000	[1]	8,000,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock sold								1,300,000	700,000
Sales price per share								$ 1.00
Convertible preferred stock, conversion price									$ 0.25
Preferred stock, shares issued												0		0
Preferred stock, shares outstanding												0		0
Convertible shares of common stock						$ 0.25

[1]	See Note 1, "Reverse Stock Split"